17. TRANSACTIONS WITH RELATED PARTIES	9 Months Ended
Sep. 30, 2015
Notes to Financial Statements
Note 17. TRANSACTIONS WITH RELATED PARTIES	The Company did not enter into any transactions with related parties during the nine months ended September 30, 2015.